International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2023
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2023	2022
ASSETS
Cash	$105,184	$89,263
Other investments	111,382	114,901
Net loans	62,150	42,519
Investment in subsidiaries	2,281,952	1,933,269
Goodwill	3,365	3,365
Other assets	8,617	7,181
Total assets	$2,572,650	$2,190,498
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$108,868	$134,642
Due to IBC Trading	21	21
Other liabilities	15,987	11,076
Total liabilities	124,876	145,739
Shareholders’ equity:
Common shares	96,467	96,420
Surplus	155,511	154,061
Retained earnings	3,029,088	2,695,567
Accumulated other comprehensive loss	(397,889)	(470,497)
	2,883,177	2,475,551
Less cost of shares in treasury	(435,403)	(430,792)
Total shareholders’ equity	2,447,774	2,044,759
Total liabilities and shareholders’ equity	$2,572,650	$2,190,498